Earnings Per Share - Additional Information (Detail)	4 Months Ended
Dec. 31, 2020 shares
Conversion of Class B Partnership Units to Class A Common Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share	65,578,831